Cover Page	12 Months Ended
Dec. 31, 2023
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	CARMELL CORPORATION
Entity Central Index Key	0001842939
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2403 Sidney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, State or Province	PA
Entity Tax Identification Number	86-1645738
Entity Primary SIC Number	0228
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	2403 Sidney Street
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Pittsburgh
Entity Address, Postal Zip Code	15203
City Area Code	412
Local Phone Number	894-8248
Entity Address, State or Province	PA
Contact Personnel Name	Rajiv Shukla